Risk and capital management - Liquidity risk (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liquidity risk
Risk and capital management
Risk exposure percentage	10.00%
NSFR (as a percent)	140.00%	132.00%
Maximum | Credit valuation adjustment risk
Risk and capital management
Buffer above LCR regulatory requirement	10.00%
Minimum | Liquidity risk
Risk and capital management
NSFR (as a percent)	100.00%
Period of potential disbursements of new lending	4 months